Supplement to the

Fidelity New York Municipal Income Fund (FTFMX)

A Class of shares of Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

NFYB-11-01 February 8, 2011
1.791603.110

Supplement to the

Fidelity Advisor New York Municipal Income Fund

Class A (FNMAX), Class T (FNYPX), Class B (FNYBX), Class C (FNYCX), and Institutional Class (FEMIX)

Classes of shares of Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

ASNM/ASNMIB-11-01 February 8, 2011
1.777519.110